Business Combinations	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
BUSINESS COMBINATIONS
14.	BUSINESS COMBINATIONS

14.1	Macro Agro SAU (formerly known as Comercio Interior SAU)
On May 18, 2023, the Bank acquired from Inversora Juramento SA, 100% of the capital stock and votes of Macro Agro SAU (formerly known as Comercio Interior SAU), a company engaged in the grain brokerage business.
The Special Shareholders’ Meeting held on October 6, 2023 deemed it appropriate and approved the change of its corporate name to “Macro Agro S.A.U.” and, consequently, subject to the authorization of the Business Associations Regulatory Agency of the Province of Santa Fe (IGPJ, for its acronym in Spanish), proposed the amendment of section 1 of the by-laws. On October 27, 2023, the proceedings were filed with the IGPJ. Additionally, on March 5, 2024, the Bank was notified of the resolution of the IGPJ, which approved the reform of the by-laws with the name of Macro Agro SAU.
Assets acquired and liabilities assumed
The fair value of the assets identified and liabilities assumed as of the acquisition date is as follows (figures stated in thousands of pesos in constant currency as of December 31, 2024):

Composition	Fair value recognized on acquisition
Assets
Cash and deposits in banks	104,051
Debt securities at fair value through profit or loss	2,148,164
Loans and other financing	300,616
Financial assets delivered as guarantee	4,136,611
Other financial assets	16,099,574
Property, plant and equipment	290,697
Intangible assets	64,622
Other non-financial assets	238,814

23,383,149

Liabilities
Other financial liabilities	15,952,996
Provisions	45,003
Current income tax liabilities	271,097
Deferred income tax liabilities	320,345
Other non-financial liabilities	4,434,191

21,023,632

Net assets acquired at fair value	2,359,517

The goodwill generated by the acquisition of Macro Agro SAU (formerly known as Comercio Interior SAU) amounted to 740,305.
In accordance with the share purchase contract, the transaction price was set at USD 5,218,800, which will be paid in variable annual installments using the proceeds from the dividends of Macro Agro SAU (formerly known as Comercio Interior SAU). Thus, the Bank assigns 100% of the rights over the dividends in favor of the seller, up to the full payment of the purchase price. Each installment will become due within fifteen days as from the Shareholders’ Meeting approval of the Financial Statements of Macro Agro SAU (formerly known as Comercio Interior SAU), starting the first installment in 2024.
To measure the liabilities arising from this transaction the Bank estimated the company’s future income, discounting them at its own business rate. As a consequence, at the acquisition date, the liability amounted to USD 2,973,375.
On September 29, 2023, Macro Agro SAU (formerly known as Comercio Interior SAU) distributed cash dividends amounting to 440,000 (not restated). Those dividends were received by Banco Macro SA on October 2, 2023. As it was explained in the previous paragraphs, dividends were used to pay the liability arising from the purchase, which decreased by USD 558,651.70.
Additionally, on March 12, 2024, Macro Agro SAU (formerly known as Comercio Interior SAU) distributed cash dividends amounting to 450,669 (not restated). Those dividends were received by Banco Macro SA on March 12, 2024 and were used to pay the liability arising from the purchase, which decreased by USD 430,639.40.

14.2	Banco BMA SAU (formerly known as Banco Itaú Argentina SA) and its subsidiaries
On August 23, 2023, Banco Macro SA entered into a stock purchase agreement with Itaú Unibanco Holding SA, through its affiliates Itaú Unibanco SA, Banco Itaú BBA SA and Itaú Consultoria de Valores Mobiliários e Participaçoes SA (collectively, “Itaú”), pursuant to which, subject to certain conditions (substantially the approval of the transaction by the BCRA), the Bank would acquire from Itaú the shares representing 100% of the capital stock and votes of Banco Itaú Argentina SA, Itaú Asset Management SA and Itaú Valores SA.
On November 2, 2023, the Board of Directors of the BCRA authorized the abovementioned purchase, as per the following breakdown:

•
Banco Itaú Argentina SA:
100% of the capital stock and votes of Banco Itaú Argentina SA were acquired, represented by 729,166,165 ordinary shares and
14,565,089
preferred shares, out of which: (i) 721,697,119 ordinary shares and 14,565,089 preferred shares representing 98.995733% of capital stock were acquired from Itaú Unibanco SA and (ii) 7,469,046 ordinary shares representing 1.004267% of capital stock were acquired from Itaú BBA SA.

•
Itaú Asset Management SA:
11,950 shares representing 13.00% of the capital stock of Itaú Asset Management SA were directly acquired from Itaú Unibanco SA, and indirectly, 80,000 shares, which represent 87.00% of the capital stock of Itaú Asset Management SA through the acquisition of Banco Itaú Argentina SA.

•
Itaú Valores SA:
6,814,535 shares representing 13.00% of the capital stock and votes of Itaú Valores SA were directly acquired from Itaú Consultoria de Valores Mobiliários e Participações SA; and indirectly, 45,604,965 shares, representing 87.00% of the capital stock and votes of Itaú Valores SA, through the acquisition of Banco Itaú Argentina SA.

Assets acquired and liabilities assumed
The fair value of the assets identified acquired and liabilities assumed as of the acquisition date is as follows (figures stated in thousands of pesos in constant currency as of December 31, 2024):

Composition	Fair value recognized on acquisition
Assets
Cash and deposits in banks	350,545,499
Debt securities at fair value through profit or loss	111,566,155
Derivative financial instruments	48,340,475
Repo transactions	556,501,451
Other financial assets	36,171,461
Loans and other financing	632,774,099
Other debt securities	149,598,937
Financial assets delivered as guarantee	88,641,544
Current income tax assets	444,186
Equity instruments at fair value through profit or loss	414,539
Investments in subsidiaries, associates and joint ventures	20,904,413
Property, plant and equipment	81,538,270
Intangible assets	46,381,079
Deferred income tax assets	40,860,990
Other non-financial assets	16,116,190
Non-current assets held for sale	28,254,303

2,209,053,591

Liabilities
Deposits	1,469,980,575
Liabilities at fair value through profit or loss	44,307,370
Derivative financial instruments	18,681,004
Other financial liabilities	41,553,860
Financing received from the BCRA and other financial institutions	23,227,369
Issued corporate bonds	12,893,518
Current income tax liabilities	43,679,377
Provisions	6,497,980
Deferred income tax liabilities	38,560,081
Other non-financial liabilities	119,381,026

1,818,762,160

Net assets acquired at fair value	390,291,431

For the valuation of the core deposits intangible, the favorable source of funds methodology was used. This method determines the spread between the cost of central deposits acquired and the cost of an alternative source of financing over the estimated life of the core deposit base. As a result of this transaction, the intangible asset recognized amounted to 11,290,577. See Note 13 for additional fair value valuation techniques for other assets acquired and liabilities assumed in the business combination.
The price of this transaction was established at USD 50,000,000, which was set at the time of the agreement and paid on November 3, 2023, and an additional amount resulting from the adjustment of the result obtained by Banco BMA SAU (formerly known as Banco Itaú Argentina SA), BMA Asset Management SGFCISA (formerly known as Itaú Asset Management SA) and BMA Valores SA (formerly known as Itaú Valores SA) between April 1, 2023 and the closing date established in the purchase contract, which was agreed between the parties in May 2024 for an amount of USD

7,564,706
.
The difference between such additional amount and the estimated additional amount at the acquisition date for an amount of 11,520,209 was recorded in comparative information for prior year presented in lines “Other non-financial liabilities” and “Income / (loss) from associates and joint ventures” in accordance with IFRS 3, as it is explained in section “Comparative information” of the Note 3.

If the business combination had taken place at the beginning of the year 2023, the interest income and commission income of the Bank would have amounted to 6,156,948,072 and 574,036,540, respectively, and the net income for the fiscal year ended December 31, 2023 would have amounted to 1,291,937,385.
As the amount of the net assets acquired exceeds the fair value of the price paid, the Bank recorded a gain generated by this acquisition for 329,863,740, which is recorded in “Income / (loss) from associates and joint ventures” for the fiscal year ended December 31, 2023. The gain was related to the price of this transaction determined in the arm’s length basis and the net assets acquired.
Through Communiqué “C” 99120, the BCRA informed that according to the authorization gave in due time through Resolution No. 352 of the Board of Directors dated October 31,2024, on November 19, 2024, Banco Macro SA performed the merger by absorption of Banco BMA SAU. This merger had in turn been resolved by the Shareholders’ Meeting held on May 6, 2024, with retroactive effect to January 1, 2024, also approved by the National Securities Commission (CNV, for its acronym in Spanish) on November 6, 2024, and registered in the Public Registry on November 14, 2024. Therefore, since November 19, 2024, the authorization of Banco BMA SAU to operate as a commercial bank was revoked, and its buildings were incorporated to Banco Macro SA as branches.